REVENUE - Revenue table (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Revenue [abstract]
Revenue from sale of gold	R 11,137.2	R 7,864.3	R 6,229.7
Revenue from sale of silver	21.8	13.9	10.0
Total revenue	R 11,159.0	R 7,878.2	R 6,239.7